Allowance for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Opening provision	$ 35,664	$ 31,533	$ 20,562
Amounts used during the year	(20,956)	(24,887)	(13,358)
Amounts provided during the year	25,104	28,417	24,550
Foreign exchange	2,507	601	(221)
Closing provision	$ 42,319	$ 35,664	$ 31,533